Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 50,963	$ 935,802
Prepaid expenses	148,535	239,740
Due from Sponsor	0	4,734
Total current assets	199,498	1,180,276
Prepaid expenses	0	91,817
Investments held in Trust Account	207,091,906	204,113,336
Total Assets	207,291,404	205,385,429
Current Liabilities:
Accrued offering costs	0	349,109
Accrued expenses	1,130,575	158,930
Convertible Note – related party	300,000	0
Total Current Liabilities	1,430,575	508,039
Deferred underwriting fee	6,525,000	6,525,000
Total Liabilities	7,955,575	7,033,039
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption; 20,010,000 shares at redemption value ($10.35 and $10.20 per share)	207,091,906	204,102,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(7,756,577)	(5,750,110)
Total Shareholders' Deficit	(7,756,077)	(5,749,610)
Total Liabilities, Redeemable Shares and Shareholders' Deficit	207,291,404	205,385,429
Common Class A [Member]
Current Liabilities:
Class A ordinary shares subject to possible redemption; 20,010,000 shares at redemption value ($10.35 and $10.20 per share)	207,091,906	204,102,000
Shareholders' Deficit:
Common Stock Value	0	0
Common Class B [Member]
Shareholders' Deficit:
Common Stock Value	$ 500	$ 500